Investments in Associates (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Investments In Associates [Abstract]
Summary of Changes in Investments in Associates Accounted for Using Equity Method

The following table outlines changes in the investments in associates that are accounted for using the equity method. In accordance with IAS 28 Investments in Associates and Joint Ventures in cases where the Company does not have the same reporting date as its associates the Company will account for its investment one quarter in arrears. Accordingly the figures in the following tables are based on values at December 31, 2017 with adjustments for any significant transactions.

			Participating	Balance at		Share of net		Balance at
			share	March 31,		(loss)/	Interest	March 31,
Entity	Instrument	Note		2017	Additions	income	income	2018
Agripharm	shares	10(c)	40.0%	$-	$38,711	$(232)	$-	$38,479
TerrAscend	shares	15(i)	24.0%	-	16,978	(66)	-	16,912
Radicle	convertible debenture	15(ii)	23.8%	-	5,000	(136)	(110)	4,754
CHI	shares	15(iii)	43.0%	-	4,000	(1,039)	-	2,961
Bedrocan Brasil	shares	15(iv)	39.8%	-	-	-	-	-
Entourage	shares	15(iv)	40.0%	-	-	-	-	-
				$-	$64,689	$(1,473)	$(110)	$63,106

Summary of Investments in Associates

The following table presents current and non-current assets, current and non-current liabilities as well as revenues and profit or loss of the Company’s investments in associates:

	Current	Non-current	Current	Non-current
Entity	assets	assets	liabilities	liabilities	Revenue	Loss [1]
Agripharm	$4,671	$90,716	$1,391	$10,896	$-	$(557)
TerrAscend	53,693	15,369	1,692	-	-	(6,805)
Radicle	2,576	4,382	94	7,174	-	(506)
CHI	12,160	123	364	-	-	(3,949)
Bedrocan Brasil	659	-	34	-	-	(162)
Entourage	1,749	224	2,056	-	-	(2,061)
	$75,508	$110,814	$5,631	$18,070	$-	$(14,040)

[1] For the year ended December 31 except for Agripharm which is from the period of December 1, 2017 to December 31, 2017 as this represents the period post derecognition